DEBT (Debt Modifications, Repurchases and Extinguishments) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Loss on repurchase of debt		$ (3,755)
Write off of deferred debt issuance cost	$ (7,020)	(5,097)
Parent Company [Member]
Debt Instrument [Line Items]
Write off of deferred debt issuance cost	(7,020)
INSW Facilities [Member]
Debt Instrument [Line Items]
Write off of deferred debt issuance cost		5,097
Payments of financing costs	$ 8,273
INSW Facilities [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Write off of deferred debt issuance cost		5,097
Deferred financing costs		$ 8,273